Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Major Components Of Tax Expense Income [Line Items]
Deferred tax recovery	$ 10,659	$ (10,659)
Canada
Major Components Of Tax Expense Income [Line Items]
Unable to utilize operating loss carry forward due to migration to new country	62,372	101,545
Argentina
Major Components Of Tax Expense Income [Line Items]
Unable to utilize operating loss carry forward due to migration to new country	$ 14,405	$ 8,330